Summary of condensed cash flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (4,013,893)	$ (2,660,100)	$ (2,558,438)
Net cash used in investing activities		4,788	(300,631)
Net cash provided by financing activities	600,000		1,000,000
Net decrease in cash and cash equivalents	(1,060,155)	(3,165,795)	(2,835,339)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(624,183)	(966,510)	(1,779,420)
Net cash used in investing activities			(645,000)
Net cash provided by financing activities	600,000		1,000,000
Net decrease in cash and cash equivalents	$ (24,183)	$ (966,510)	$ (1,424,420)